Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Summary Of Employee Share Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
	2013

Outstanding at January 1, 2014	5,266,487	$3.02	4.49	$1,073

Granted	1,170,002	2.67
Exercised	(152,181)	2.52
Expired and forfeited	(1,580,629)	3.13

Outstanding at December 31, 2014	4,703,679	2.91	5.16	55

Options vested and expected to vest at December 31, 2014	4,388,419	2.92	5.11	50

Exercisable options at December 31, 2014	1,976,892	3.11	4.17	-

Weighted average fair value of options granted during the year		0.84

Schedule Of Options Outstanding
Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$1.56-$2.34	496,669	5.61	$1.73	26,667	$2.00
$2.44-$2.93	1,702,837	4.39	$2.68	691,811	$2.65
$3.01-$3.14	726,390	4.43	$3.10	272,699	$3.11
$3.16-$3.32	967,116	4.43	$3.28	252,509	$3.21
$3.41-$3.69	661,834	2.39	$3.47	584,373	$3.47
$3.75-$3.94	148,833	1.54	$3.89	148,833	$3.89

	4,703,679	4.16	$2.92	1,976,892	$3.11

Schedule Of Options To Non-Employees
Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	36,493	Feb-16
February 13, 2013	5,000	$3.14	2,296	Feb-19
August 1, 2013	150,000	$3.08	50,000	Aug-19
May 14, 2014	3,000	$3.32	-	May-20

	211,000		88,789

Schedule of Stock-Based Compensation
	Year ended
	December 31,
(in thousands)	2012	2013	2014

Cost of revenues	$53	$50	$55
Research and development	231	267	292
Sales and marketing	200	264	292
General and administrative	803	763	581

	$1,287	$1,344	$1,220